FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 28, 2017
FINANCIAL INSTRUMENTS
Schedule of Fair Value of Financial Instruments

        The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2017	February 29, 2016
Assets held at fair value (A)	4,073	4,277
Loans and receivables (B)	12,071	19,110
Other financial liabilities (C)	41,201	44,434
Liabilities held at fair value (D)	1,090	120

(A)	Includes cash and cash equivalents
(B)	Includes trade receivables and other miscellaneous receivables
(C)	Includes accounts payable and accrued liabilities, payroll-related accruals, debt facility and termination fee
(D)	Includes warrant liability

Schedule of Level 2 and Level 3 Financial instruments carried at fair value

        The Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	February 28, 2017	February 29, 2016
	Level 3	Level 3
Financial Liabilities
Warrant liability	1,090	3

Schedule of Level 3 warrant liability measured at fair value

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 28, 2017 follows:

	Level 3
	Warrants	$
Balance at February 29, 2016	2,088,750	3
Issuance of warrants	5,862,131	5,809
Exercise of warrants	(3,107,572)	(527)
Expiry of warrants and change in fair value of warrant liability	(1,950,516)	(4,195)

Balance at February 28, 2017	2,892,793	1,090